Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 - SEGMENT INFORMATION

This segment structure reflects the financial information and reports used by the Company’s management, specifically its Chief Operating Decision Maker (“CODM”), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.

The Company reports segment information based on the management approach, which designates the internal reporting used by the CODM, the Company’s Chief Executive Officer for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocate resources and assesses the performance of each operating segment based on potential business opportunities, historical and potential future revenues and operating expenses.

The Company has one operating and reportable segment.

The Company’s method for measuring profitability on a reportable segment basis is operating income (loss).

The following table presents information about the Company’s reportable segment for the years ended December 31, 2025 and 2024:

	For the Year Ended December 31,
	2025	2024
	NIS
Revenues	-	55,845
Cost of revenues	-	-
Gross profit	-	55,845
Management fees credited to related party	(420,000)	(420,000)
Selling, administrative and general expenses	(269,024)	(319,681)
Operating Loss	(689,024)	(683,836)
Financial expenses, net	(162,864)	(94,380)
Loss for the year after financing expenses	(851,888)	(778,216)
Other income (expenses)	(80,000)	20,000
Net Loss	(931,888)	(758,216)